Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

April 23, 2010

Re: Allianz Life Insurance Company of New York
Allianz Life Variable Account C
Registration Statement Nos. 333-143195 and 811-05716

Enclosed for filing, please find the Post-Effective Amendment No. 16 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The purpose of this filing is to respond to staff comments on a previous Rule 485(a) filing, to make several non-material changes, and to file updated financial statements. This post-effective amendment also includes a letter responding to staff comments received on April 13, 2010.

Within the attached Post-Effective Amendment are letters, submitted by Allianz Life of New York and the principal underwriter of the Separate Accounts pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to April 30, 2010 after the filing of such amendment.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg

Acceleration Request

Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Home Office: New York, NY
Administrative Office:
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

April 23, 2010

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:       Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C (File No. 811-05716)
Registration Statement No. 333-143195 on Form N-4
Post-Effective Amendment No. 16

Dear Sir/Madam:

The Registrant hereby requests acceleration of the effective date of the above captioned post-effective amendment to Registration Statement and requests that said amendment become effective on April 30, 2010 at 5:00 p.m. Eastern, after the filing of such post-effective amendment.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its respective Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Sincerely,

Allianz Life of NY Variable Account C

Allianz Life Insurance Company of New York

/s/ Stewart D. Gregg

Allianz Life Financial Services, LLC

Stewart D. Gregg
Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  800-950-5872
Telefax: 763-765-6355
stewart.gregg@allianzlife.com

April 23, 2010

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:       Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C (File No. 811-05716)
Registration Statement No. 333-143195 on Form N-4
Post-Effective Amendment No. 16

Dear Sir/Madam:

Allianz Life Financial Services, LLC, as principal underwriter for the above-referenced Registrant, joins the Registrant in its request to accelerate the effective date of the above captioned post-effective-amendment to Registration Statement and requests that said amendment become effective on April 30, 2010 at 5:00 p.m. Eastern, after the filing of such post-effective amendment.

Sincerely,

Allianz Life Financial Services, LLC

/s/ Stewart D. Gregg